Management compensation (Details Narrative) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Sep. 27, 2017 BRL (R$) N R$ / shares	Jun. 30, 2018 BRL (R$)	Jun. 30, 2017 BRL (R$)	Jun. 30, 2016 BRL (R$)
Disclosure of transactions between related parties [line items]
Total compensation		R$ 9,347	R$ 9,485	R$ 7,239
Stock Options | N	109,054
Exercise Price (Per share) | R$ / shares	R$ 8.52
Total exercise price	R$ 1,827
Officer And Board Of Director [Member]
Disclosure of transactions between related parties [line items]
Total compensation		R$ 11,000